Description of Organization and Plan of Business Operations	Feb. 05, 2021
Accounting Policies [Abstract]
Description of Organization and Plan of Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gaming & Hospitality Acquisition Corp. (the “Company”) is a blank check company incorporated as a Delaware corporation on March 4, 2020 (“Inception”). The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on the gaming and hospitality sectors.
The Company is sponsored by Affinity Gaming Holdings, L.L.C. (the “Sponsor”), the indirect sole stockholder of Affinity Gaming, a diversified casino gaming company headquartered in Las Vegas, Nevada, and full voting control of the Sponsor is held by entities managed by affiliates of Z Capital Partners, L.L.C. Concurrently with the Business Combination, the Company currently intends to merge with Affinity Gaming. The Company cannot provide any assurance that such a merger with Affinity Gaming will occur at all, or, if it does, it cannot provide any assurance as to the timing or terms thereof. However, the Company will not complete a Business Combination with only Affinity Gaming.
As of February 5, 2021, the Company had not commenced any operations. All activity for the period from Inception through February 5, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering was declared effective on February 2, 2021 (the “Effective Date”). February 5, 2021, the Company consummated the Initial Public Offering of 20,000,000 units (the “Public Units”), which includes the exercise by the underwriter of its over-allotment option in the amount of 2,500,000 Public Units, at $10.00 per Public Unit, generating gross proceeds of $200,000,000 which is described in Note 4. Each Public Unit consists of one share of Class A common stock of the Company (the “Public Shares”) and one-third
of one redeemable warrant (the “Public Warrants”).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 777,500 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to the Sponsor, generating gross proceeds of $7,775,000. Each Private Unit consists of one share of Class A common stock of the Company (the “Private Shares”) and one-third
of one redeemable warrant (the “Private Warrants”). See Note 5.
Transaction costs amounted to $11.8 million, consisting of $4,000,000 in cash underwriting fees, $7,000,000 of deferred underwriting fees and $0.8 million of other offering costs. In addition, as of February 5, 2021, cash of $3,095,790 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.
Following the closing of the Initial Public Offering on February 5, 2021, an amount of $200,000,000 ($10.00 per Public Unit) from the net proceeds of the sale of the Public Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), located in the United States and will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.
As required by Nasdaq rules, the Business Combination will be approved by a majority of the Company’s independent directors. Nasdaq rules also require that the Company must complete one or more Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable on the interest income earned on the Trust Account).
The Company anticipates structuring the Business Combination in such a way so that the post-Business Combination company in which the Company’s Public Stockholders (as defined below) own shares will own or acquire 100% of the equity interests or assets of the target business. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of its Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the completion of the Business Combination (initially anticipated to be $10.00 per Public Share), including interest earned and not previously released to the Company to pay franchise and income taxes, less up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding Public Shares, subject to certain limitations. The per-share
amount distributed to investors who properly redeem their shares will not be reduced by deferred underwriting commissions the Company will pay to the underwriter. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Company’s Sponsor, officers and directors (the “Initial Stockholders”) have agreed to waive their redemption rights with respect to any Founder Shares (as defined below) (see Note 6) and Private Shares held by them (see Note 5) and any Public Shares they may acquire during or after the Initial Public Offering in connection with a Business Combination or otherwise.
The opportunity to redeem all or a portion of Public Shares will be provided either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under the law or Nasdaq listing requirements.
In the event the Company conducts redemptions pursuant to the tender offer rules, the offer to redeem will remain open for at least 20 business days, in accordance with Rule
14e-1(a)
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Company will not be permitted to complete the Business Combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on the Public Stockholders not tendering more than a specified number of Public Shares, which number will be based on the requirement that the Company may not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon completion of the Business Combination and after payment of the deferred underwriting commissions (so that the Company is not subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to the Business Combination. If the Public Stockholders tender more shares than the Company has offered to purchase, the Company will withdraw the tender offer and not complete the Business Combination.
Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of the Business Combination and does not conduct redemptions pursuant to the tender offer rules, the amended and restated certificate of incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
The Company will have 24 months to complete a Business Combination (the “Combination Period”). If the Company has not completed a Business Combination with the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to warrants, which will expire worthless if the Company fails to complete an initial Business Combination within the Combination Period.
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, in each case net of amounts to pay the Company’s franchise and income taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account, nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims
.